1095 Avenue of the Americas New York, NY 10036 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
MARGARET WILSON margaret.wilson@dechert.com +1 212 698 3527 Direct

November 26, 2019

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

Securities Act File No. 333-111986

Post-Effective Amendment No. 136

Investment Company Act File No. 811-21475

Amendment No. 136

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Trust”), attached herewith for filing is Post-Effective Amendment No. 136 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purpose of registering Class A shares of the RBC BlueBay Global Bond Fund and RBC Impact Bond Fund, each an existing series of the Trust.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at (212) 698-3527.

Very truly yours,

/s/ Margaret Wilson
Margaret Wilson